CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[2]	Dec. 31, 2016 [2]
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,099	$ 290	[1]	$ (261)
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(23)	89		(91)
Changes in retirement plans’ funded status	477	86		(89)
Foreign currency translation	(317)	(414)		322
Share of other comprehensive income (loss) of entities using the equity method	(35)	32		(40)
Other comprehensive income (loss), net of tax	102	(207)		102
Comprehensive income (loss)	1,201	83		(159)
Less: Comprehensive income (loss) attributable to noncontrolling interests	25	16		6
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 1,176	$ 67		$ (165)

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).